TEMPORARY REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
TEMPORARY REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY
Schedule of common stock reserved for issuance

September 30,
2025
Warrants	107,813
Awards outstanding under the 2017 and 2007 Equity Incentive Plans	5,856,563
Awards outstanding under the 2024 Equity Plan	1,315,430
Shares available for future issuance under the convertible debt note	6,477,174
Shares available for future issuance under equity line-of-credit agreement	4,562,859
Shares available for future issuance under the 2024 Equity Incentive Plan	1,218,964
Shares authorized and available for future issuance	53,978,749
Total shares reserved and available for future issuance of common stock	73,517,552

	December 31,	December 31,
	2024	2023
Conversion of outstanding shares of Series A Preferred Stock	—	3,874,946
Conversion of outstanding shares of NCNV Preferred Stock 1 and 3	—	103,952
Warrants	93,750	—
Awards outstanding under the 2017 and 2007 Equity Incentive Plans	5,984,204	948,464
Shares available for future issuance under the 2024 Equity Incentive Plan	2,708,175	7,795,733
Shares authorized and available for future issuance	68,364,493	436,161
Total reserved shares of common stock	77,150,622	13,159,256

Schedule of temporary redeemable preferred stock

	NCNV Preferred		NCNV Preferred		NCNV Preferred
	Stock 1		Stock 2		Stock 3
	Shares	Amount	Shares	Amount	Shares	Amount
Balance at January 1, 2024	55,312	$55,312	—	$—	48,640	$48,640
Cancellation of NCNV 1 Preferred Stock	(562)	(562)	—	—	—	—
Issuance of NCNV 2 Preferred Stock in exchange for Debt Forgiveness	—	—	5,752	5,752	—	—
Reduction of the original issue price from $1,000 to $600 per share	—	(21,900)	—	(2,301)		(19,455)
Balance at September 30, 2024:	54,750	$32,850	5,752	$3,451	48,640	$29,185
Activity for both the Series A and NCNV preferred stock for the years ended December 31, 2024 and 2023 was as follows (in thousands, except share data):

	Series A Preferred Stock		NCNV Preferred Stock
	Shares	Amount	Shares	Amount
Balance at December 31, 2022:	3,874,946	$3,000	67,034	$61,131
Accretion of NCNV preferred stock	—	—	—	5,903
Cancellation of NCNV preferred stock	—	—	(67,034)	(67,034)
Balance at December 31, 2023:	3,874,946	$3,000	—	$—
Conversion of Series A Temporary Preferred Stock into common stock	(3,874,946)	(3,000)	—	—
Balance at December 31, 2024:	—	$—	—	$—

	NCNV Preferred		NCNV Preferred		NCNV Preferred
	Stock 1		Stock 2		Stock 3
	Shares	Amount	Shares	Amount	Shares	Amount
Balance at December 31, 2022:	—	$—	—	$—	—	$—
Conversion of NCNV Preferred Stock 1 for NCNV Preferred Stock 1	67,034	67,034
Exchange of NCNV Preferred Stock 1 for NCNV Preferred Stock 3	(11,722)	(11,722)			11,722	11,722
Issuance of Preferred Stock in exchange for Debt Forgiveness	—	—			36,918	36,918
Balance at December 31, 2023:	55,312	$55,312	—	$—	48,640	$48,640
Cancellation of NCNV 1 Preferred Stock	(562)	(562)	—	—	—	—
Issuance of NCNV 2 Preferred Stock in exchange for Debt Forgiveness	—	—	5,752	5,752	—	—
Reduction of the original issue price from $1,000 to $600 per share	—	(21,900)	—	(2,301)	—	(19,455)
Conversion of NCNV 1, 2 and 3 Preferred Stock into common stock	(54,750)	(32,850)	(5,752)	(3,451)	(48,640)	(29,185)
Balance at December 31, 2024:	—	$—	—	$—	—	$—